Comparative information 2021 - Summary of Remuneration Explanatory (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management [member]
Disclosure of related party transactions [line items]
Key management personnel compensation	[1]	€ 27.9	€ 27.7	€ 27.5
Fixed compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation		13.8	16.0	16.8
Cash based variable compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation		4.6	4.0	3.6
Share based variable compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation		5.0	3.5	3.2
Pension contributions [member]
Disclosure of related party transactions [line items]
Key management personnel compensation		3.1	3.0	2.8
Other benefits [member]
Disclosure of related party transactions [line items]
Key management personnel compensation		€ 1.3	€ 1.2	1.1
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Board of Directors [member]
Disclosure of related party transactions [line items]
Key management personnel compensation	[2]			0.9
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Key management [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				27.5
Previously Reported [Member] | IFRS4 and IAS39 [Member] | CEO Meeting [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				4.9
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Fixed compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				16.8
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Cash based variable compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				3.6
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Share based variable compensation [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				3.2
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Pension contributions [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				2.8
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Other benefits [member]
Disclosure of related party transactions [line items]
Key management personnel compensation				€ 1.1

[1]	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.
[2]	Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Board of Directors fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Board of Directors Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q1 2020 - Q1 2021, except for its Board of Directors members based in the Netherlands for practical reasons.